Financial derivatives at fair value statement and equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	€ 123
Increase decrease in net financial derivatives with effect on reserves	(130)
Increase decrease in net financial derivatives fair value effect on profit and loss	28
Increase decrease in net financial derivatives with effect on final profit and loss	(29)
Increase decrease in net financial derivatives with effect on cash	(46)
Increase decrease in net financial derivatives with effect on exchange rate	297
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	3
At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	232	€ 109
Increase decrease in net financial derivatives	123
Inflation derivatives [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	5
Increase decrease in net financial derivatives with effect on reserves	(3)
Increase decrease in net financial derivatives fair value effect on profit and loss	7
Increase decrease in net financial derivatives with effect on final profit and loss	5
Increase decrease in net financial derivatives with effect on cash	(12)
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	8
Inflation derivatives [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	139	134
Increase decrease in net financial derivatives	5
Inflation derivatives [Member] | Cash flow hedges [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	5
Increase decrease in net financial derivatives with effect on reserves	(3)
Increase decrease in net financial derivatives fair value effect on profit and loss	7
Increase decrease in net financial derivatives with effect on final profit and loss	5
Increase decrease in net financial derivatives with effect on cash	(12)
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	8
Inflation derivatives [Member] | Cash flow hedges [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	139	134
Increase decrease in net financial derivatives	5
Interest rate derivatives [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(9)
Increase decrease in net financial derivatives with effect on reserves	15
Increase decrease in net financial derivatives fair value effect on profit and loss	4
Increase decrease in net financial derivatives with effect on final profit and loss	(16)
Increase decrease in net financial derivatives with effect on cash	14
Increase decrease in net financial derivatives with effect on exchange rate	(2)
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(25)
Interest rate derivatives [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	(66)	(57)
Increase decrease in net financial derivatives	(9)
Interest rate derivatives [Member] | Cash flow hedges [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(9)
Increase decrease in net financial derivatives with effect on reserves	7
Increase decrease in net financial derivatives fair value effect on profit and loss	4
Increase decrease in net financial derivatives with effect on final profit and loss	(16)
Increase decrease in net financial derivatives with effect on cash	14
Increase decrease in net financial derivatives with effect on exchange rate	(2)
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(16)
Interest rate derivatives [Member] | Cash flow hedges [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	(66)	(57)
Increase decrease in net financial derivatives	(9)
Interest rate derivatives [Member] | Fair value hedge [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	0
Increase decrease in net financial derivatives with effect on reserves	9
Increase decrease in net financial derivatives fair value effect on profit and loss	0
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	0
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(9)
Interest rate derivatives [Member] | Fair value hedge [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	0	0
Increase decrease in net financial derivatives	0
Interest rate derivatives [Member] | Speculative [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	0
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	0
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	0
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Interest rate derivatives [Member] | Speculative [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	0	0
Increase decrease in net financial derivatives	0
Cross currency swaps [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	103
Increase decrease in net financial derivatives with effect on reserves	(112)
Increase decrease in net financial derivatives fair value effect on profit and loss	1
Increase decrease in net financial derivatives with effect on final profit and loss	(18)
Increase decrease in net financial derivatives with effect on cash	14
Increase decrease in net financial derivatives with effect on exchange rate	217
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	1
Cross currency swaps [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	146	43
Increase decrease in net financial derivatives	103
Cross currency swaps [Member] | Cash flow hedges [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(2)
Increase decrease in net financial derivatives with effect on reserves	1
Increase decrease in net financial derivatives fair value effect on profit and loss	0
Increase decrease in net financial derivatives with effect on final profit and loss	1
Increase decrease in net financial derivatives with effect on cash	(3)
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	1
Cross currency swaps [Member] | Cash flow hedges [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	0	2
Increase decrease in net financial derivatives	(2)
Cross currency swaps [Member] | Speculative [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	2
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	2
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	0
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Cross currency swaps [Member] | Speculative [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	2	0
Increase decrease in net financial derivatives	2
Cross currency swaps [Member] | Net foreign investment hedges
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	103
Increase decrease in net financial derivatives with effect on reserves	(112)
Increase decrease in net financial derivatives fair value effect on profit and loss	0
Increase decrease in net financial derivatives with effect on final profit and loss	(18)
Increase decrease in net financial derivatives with effect on cash	18
Increase decrease in net financial derivatives with effect on exchange rate	217
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Cross currency swaps [Member] | Net foreign investment hedges | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	144	41
Increase decrease in net financial derivatives	103
Foreign exchange derivatives member [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	41
Increase decrease in net financial derivatives with effect on reserves	5
Increase decrease in net financial derivatives fair value effect on profit and loss	(12)
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	(52)
Increase decrease in net financial derivatives with effect on exchange rate	81
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	21
Foreign exchange derivatives member [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	2	(40)
Increase decrease in net financial derivatives	41
Foreign exchange derivatives member [Member] | Cash flow hedges [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	2
Increase decrease in net financial derivatives with effect on reserves	2
Increase decrease in net financial derivatives fair value effect on profit and loss	0
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	(3)
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	3
Foreign exchange derivatives member [Member] | Cash flow hedges [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	0	(2)
Increase decrease in net financial derivatives	2
Foreign exchange derivatives member [Member] | Fair value hedge [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	4
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	(3)
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	(6)
Increase decrease in net financial derivatives with effect on exchange rate	(5)
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	17
Foreign exchange derivatives member [Member] | Fair value hedge [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	(1)	(5)
Increase decrease in net financial derivatives	4
Foreign exchange derivatives member [Member] | Speculative [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(5)
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	(5)
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	0
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Foreign exchange derivatives member [Member] | Speculative [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	1	6
Increase decrease in net financial derivatives	(5)
Foreign exchange derivatives member [Member] | Net foreign investment hedges
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	41
Increase decrease in net financial derivatives with effect on reserves	3
Increase decrease in net financial derivatives fair value effect on profit and loss	(4)
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	(43)
Increase decrease in net financial derivatives with effect on exchange rate	86
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Foreign exchange derivatives member [Member] | Net foreign investment hedges | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	2	(39)
Increase decrease in net financial derivatives	41
Equity swaps [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	15
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	27
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	(10)
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(2)
Equity swaps [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	44	29
Increase decrease in net financial derivatives	15
Equity swaps [Member] | Speculative [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	15
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	27
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	(10)
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(2)
Equity swaps [Member] | Speculative [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	44	29
Increase decrease in net financial derivatives	15
Power purchase agreement (PPA)
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(33)
Increase decrease in net financial derivatives with effect on reserves	(35)
Increase decrease in net financial derivatives fair value effect on profit and loss	1
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	0
Increase decrease in net financial derivatives with effect on exchange rate	1
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Power purchase agreement (PPA) | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	(33)	0
Increase decrease in net financial derivatives	(33)
Power purchase agreement (PPA) | Cash flow hedges [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(33)
Increase decrease in net financial derivatives with effect on reserves	(35)
Increase decrease in net financial derivatives fair value effect on profit and loss	1
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	0
Increase decrease in net financial derivatives with effect on exchange rate	1
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Power purchase agreement (PPA) | Cash flow hedges [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	(33)	0
Increase decrease in net financial derivatives	(33)
Equity Options
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	0
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	0
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	0
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Equity Options | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	0	0
Increase decrease in net financial derivatives	0
Equity Options | Speculative [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	0
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	0
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	0
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Equity Options | Speculative [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	0	€ 0
Increase decrease in net financial derivatives	€ 0